CHIEF INVESTMENT OFFICER'S MARKET OVERVIEW LETTER
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors Fund For Income, Inc. for the six months ended June 30, 1998. Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth, low inflation, and respectable corporate earnings reports helped provide a positive environment for investors in most types of funds.

The U.S. economy remained strong for the first half of 1998, with sustained, moderate growth and low levels of inflation and unemployment. Inflation remained low, as the Consumer Price Index rose just 1.7% for the twelve months ended June
30. The unemployment rate continued to be low, at 4.5% as of June 30, 1998. Consumer confidence remained high, encouraged by the robust domestic economy and rising income levels.

In general, our long-term outlook for the financial markets continues to be positive. The economy appears to be growing moderately, inflation remains subdued and the Federal Reserve appears unlikely to tolerate unsustainably fast economic growth. In regard to the stock market, we are encouraged by the underlying fundamentals of the U.S. economy. However, we are cautioned by a number of situations, including the struggles in Asia. We are concerned about the effect this region's difficulties may have on U.S. growth and corporate earnings. We are also concerned about the relative lack of pricing power and the prospects that the lofty level of gains posted year-to-date can continue into the second half of 1998.

With regard to the bond market, interest rates continue to remain in a tight range; we believe the Federal Reserve is likely to maintain current interest rates. Continued weak Asian markets, low inflation in the U.S. and the Federal budget surplus should support an environment of low interest rates and high bond prices. However, the continued strength of the U.S. economy could result in higher interest rates and inflation, notwithstanding Asia. In this event, bond fund values would decline.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]

Clark D. Wagner
Chief Investment Officer
First Investors Management Company, Inc.
July 31, 1998

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS FUND FOR INCOME, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CORPORATE BONDS--85.3%
              AEROSPACE/DEFENSE--.5%
$     2,000M  Burke Industries, Inc., 10%, 2007                  $  2,020,000     $    46
-----------------------------------------------------------------------------------------
              AGRICULTURAL PRODUCTS--1.6%
      1,000M  Purina Mills, Inc., 9%, 2010 +                        1,030,000          23
      5,500M  Terra Industries, Inc., 10.50%, 2005                  5,953,750         135
-----------------------------------------------------------------------------------------
                                                                    6,983,750         158
-----------------------------------------------------------------------------------------
              APPAREL/TEXTILES--2.9%
      3,500M  Dan River, Inc., 10.125%, 2003                        3,727,500          84
      2,000M  GFSI, Inc., 9.625%, 2007                              2,080,000          47
      2,450M  Pillowtex Corp., 10%, 2006                            2,658,250          60
        650M  Pillowtex Corp., 9%, 2007                               671,937          15
      3,600M  Polymer Group, Inc., 9%, 2007                         3,645,000          83
-----------------------------------------------------------------------------------------
                                                                   12,782,687         289
-----------------------------------------------------------------------------------------
              AUTOMOTIVE--3.0%
      4,000M  Accuride Corp., 9.25%, 2008 +                         4,000,000          91
      1,650M  Cambridge Industries, Inc., 10.25%, 2007              1,683,000          38
      2,800M  Collins & Aikman Products Co., 11.50%, 2006           3,108,000          70
      2,000M  Exide Corp., 10%, 2005                                2,080,000          47
      2,260M  Safelite Glass Corp., 9.875%, 2006 +                  2,373,000          54
-----------------------------------------------------------------------------------------
                                                                   13,244,000         300
-----------------------------------------------------------------------------------------
              BUILDING MATERIALS--3.0%
      3,500M  American Architectural Products Corp., 11.75%,
                2007                                                3,605,000          82
      3,000M  Nortek, Inc., 9.125%, 2007                            3,067,500          70
      4,950M  Triangle Pacific Corp., 10.50%, 2003                  5,172,750         117
      1,277M  Waxman USA, Inc., 11.125%, 2001                       1,275,404          29
-----------------------------------------------------------------------------------------
                                                                   13,120,654         298
-----------------------------------------------------------------------------------------
              CHEMICALS--7.3%
      5,300M  AEP Industries, Inc., 9.875%, 2007                    5,445,750         123
      4,200M  Harris Chemical North America, Inc., 10.25%, 2001     4,375,875          99
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CHEMICALS (continued)
$     3,000M  Harris Chemical North America, Inc., 10.75%, 2003  $  3,155,625     $    71
      6,600M  Huntsman Polymers Corp., 11.75%, 2004                 7,227,000         164
      3,450M  Hydrochem Industrial Services, Inc., 10.375%,
                2007                                                3,519,000          80
      2,000M  Pharmaceutical Fine Chemicals, SA, 9.75%, 2007 +      2,270,000          51
      1,500M  Precise Technology, Inc., 11.125%, 2007               1,537,500          35
      4,500M  Texas Petrochemicals Corp., 11.125%, 2006             4,905,000         111
-----------------------------------------------------------------------------------------
                                                                   32,435,750         734
-----------------------------------------------------------------------------------------
              CONSUMER NON-DURABLES--.3%
      1,500M  R.H. Donnelley, Inc., 9.125%, 2008 +                  1,530,000          35
-----------------------------------------------------------------------------------------
              CONSUMER PRODUCTS--2.8%
      1,300M  AKI, Inc., 10.50%, 2008 +                             1,300,000          29
      2,000M  Chattem, Inc., 8.875%, 2008 +                         2,000,000          45
      4,070M  Herff Jones, Inc., 11%, 2005                          4,436,300         101
      2,000M  Hines Horticulture, Inc., 11.75%, 2005                2,190,000          50
      2,700M  Syratech Corp., 11%, 2007                             2,403,000          54
-----------------------------------------------------------------------------------------
                                                                   12,329,300         279
-----------------------------------------------------------------------------------------
              CONTAINERS/PACKAGING--.9%
        600M  Plastic Containers, Inc., 10%, 2006                     645,000          15
      3,300M  Tekni-Plex, Inc., 9.25%, 2008                         3,300,000          75
-----------------------------------------------------------------------------------------
                                                                    3,945,000          90
-----------------------------------------------------------------------------------------
              DURABLE GOODS MANUFACTURING--2.1%
      1,000M  Amtrol, Inc., 10.625%, 2006                             992,500          22
      1,200M  Columbus McKinnon Corp., 8.50%, 2008 +                1,191,000          27
      2,500M  Day International Group, Inc., 11.125%, 2005          2,712,500          61
      4,275M  Fairfield Manufacturing, Inc., 11.375%, 2001          4,456,687         101
-----------------------------------------------------------------------------------------
                                                                    9,352,687         211
-----------------------------------------------------------------------------------------
              ELECTRICAL EQUIPMENT--.2%
      1,000M  Amphenol Corp., 9.875%, 2007                          1,052,500          24
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS FUND FOR INCOME, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              ELECTRONICS/INSTRUMENTS/COMPONENTS--1.1%
$     3,000M  Advanced Micro Devices, Inc., 11%, 2003            $  3,180,000     $    72
      1,600M  L-3 Communications Corp., 10.375%, 2007               1,766,000          40
-----------------------------------------------------------------------------------------
                                                                    4,946,000         112
-----------------------------------------------------------------------------------------
              ENERGY--3.2%
      1,200M  Chesapeake Energy Corp., 9.625%, 2005 +               1,203,000          27
      5,000M  KCS Energy, Inc., 11%, 2003                           5,393,750         122
      4,500M  Magnum Hunter Resources, Inc., 10%, 2007              4,590,000         104
      3,000M  Tesoro Petroleum Corp., 9%, 2008 +                    3,003,750          68
-----------------------------------------------------------------------------------------
                                                                   14,190,500         321
-----------------------------------------------------------------------------------------
              ENTERTAINMENT/LEISURE--1.2%
      4,000M  KSL Recreation Group, Inc., 10.25%, 2007              4,330,000          98
      1,000M  Outboard Marine Corp., 10.75%, 2008 +                 1,010,000          23
-----------------------------------------------------------------------------------------
                                                                    5,340,000         121
-----------------------------------------------------------------------------------------
              FINANCIAL--1.1%
      4,500M  Bay View Capital Corp., 9.125%, 2007                  4,657,500         106
-----------------------------------------------------------------------------------------
              FOOD/BEVERAGE/TOBACCO--1.7%
      1,000M  Delta Beverage Group, Inc., 9.75%, 2003               1,040,000          24
      3,500M  Di Giorgio Corp., 10%, 2007                           3,500,000          79
      2,625M  Fleming Companies, Inc., 10.625%, 2007                2,743,125          62
-----------------------------------------------------------------------------------------
                                                                    7,283,125         165
-----------------------------------------------------------------------------------------
              GAMING/LODGING--2.6%
      4,000M  Casino America, Inc., 12.50%, 2003                    4,515,000         102
      4,000M  Grand Casinos, Inc., 9%, 2004                         4,360,000          99
      2,250M  Prime Hospitality Corp., 9.25%, 2006                  2,382,187          54
-----------------------------------------------------------------------------------------
                                                                   11,257,187         255
-----------------------------------------------------------------------------------------
              HEALTHCARE--4.5%
      1,000M  Alaris Medical Systems, Inc., 9.75%, 2006             1,020,000          23
      2,000M  Conmed Corp., 9%, 2008                                1,992,500          45
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              HEALTHCARE (continued)
$     4,100M  Fisher Scientific International, Inc., 9%, 2008    $  4,059,000     $    92
      4,000M  Genesis Health Ventures, Inc., 9.75%, 2005            4,140,000          94
      3,750M  Integrated Health Services, Inc., 10.25%, 2006        4,017,188          91
      2,200M  Owens & Minor, Inc., 10.875%, 2006                    2,354,000          53
      2,500M  Vencor, Inc., 9.875%, 2005 +                          2,459,500          56
-----------------------------------------------------------------------------------------
                                                                   20,042,188         454
-----------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--10.0%
      5,000M  Comcast United Kingdom Cable Corp., 0% - 11.20%,
                2007                                                4,162,500          94
      4,750M  Diamond Cable Communications PLC, 0% - 11.75%,
                2005                                                3,918,750          89
      8,050M  Echostar Communications Corp., 0% - 12.875%, 2004     7,848,750         178
      5,000M  Marcus Cable Operating Co., 0% - 13.50%, 2004         4,862,500         110
      4,000M  Mediacom LLC/Mediacom Capital Corp., 8.50%, 2008
                +                                                   3,985,000          90
      3,000M  Rogers Cantel, Inc., 8.80%, 2007                      2,970,000          67
      3,000M  Sinclair Broadcasting Group, Inc., 10%, 2005          3,217,500          73
      3,850M  Star Choice Communications, Inc., 13%, 2005           3,946,250          89
      3,150M  TCI Satellite Entertainment, Inc., 10.875%, 2007      3,142,125          71
      3,000M  Videotron Holdings PLC, 0% - 11.125%, 2004            2,961,930          67
      3,000M  Young Broadcasting Corp., 10.125%, 2005               3,228,750          73
-----------------------------------------------------------------------------------------
                                                                   44,244,055       1,001
-----------------------------------------------------------------------------------------
              MEDIA (OTHER)--2.6%
      4,000M  MDC Communications Corp., 10.50%, 2006                4,200,000          95
      4,000M  Outdoor Systems, Inc., 8.875%, 2007                   4,150,000          94
      3,000M  Von Hoffman Press, Inc., 10.375%, 2007 +              3,157,500          72
-----------------------------------------------------------------------------------------
                                                                   11,507,500         261
-----------------------------------------------------------------------------------------
              MINING/METALS--3.7%
      1,400M  Euramax International PLC, 11.25%, 2006               1,512,000          34
      3,000M  Murrin Murrin Holdings Property, Ltd., 9.375%,
                2007                                                2,955,000          67
      4,000M  Renco Metals, Inc., 11.50%, 2003                      4,280,000          97
      4,000M  Russel Metals, Inc., 10.25%, 2000                     4,120,000          93
      3,500M  Wheeling-Pittsburgh Corp., 9.25%, 2007                3,570,000          81
-----------------------------------------------------------------------------------------
                                                                   16,437,000         372
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS FUND FOR INCOME, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              MISCELLANEOUS--1.3%
$     4,300M  Allied Waste North America, Inc., 10.25%, 2006     $  4,724,625     $   107
      1,025M  Kindercare Learning Centers, Inc., 9.50%, 2009        1,049,344          24
-----------------------------------------------------------------------------------------
                                                                    5,773,969         131
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--4.6%
      4,000M  Container Corp., 11.25%, 2004                         4,380,000          99
      1,450M  Fonda Group, Inc., 9.50%, 2007                        1,406,500          32
      2,500M  Riverwood International Corp., 10.25%, 2006           2,565,625          58
      5,600M  S.D. Warren Co., Inc., 12%, 2004                      6,202,000         141
      3,000M  Stone Container Corp., 11.875%, 1998                  3,101,250          70
      2,400M  Stone Container Corp., 10.75%, 2002                   2,553,000          58
-----------------------------------------------------------------------------------------
                                                                   20,208,375         458
-----------------------------------------------------------------------------------------
              REAL ESTATE/CONSTRUCTION--.8%
      4,000M  Cathay International, Ltd., 13%, 2008 +               3,480,000          79
-----------------------------------------------------------------------------------------
              RETAIL - FOOD/DRUG--.5%
      2,000M  Randall's Food Markets, Inc., 9.375%, 2007            2,115,000          48
-----------------------------------------------------------------------------------------
              RETAIL - GENERAL MERCHANDISE--.5%
      2,000M  Big 5 Corp., 10.875%, 2007                            2,090,000          47
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--18.3%
      1,350M  21st Century Telecommunications Group, Inc., 0% -
                12.25%, 2008 +                                        766,125          17
      5,800M  Comcast Cellular Holdings, Inc., 9.50%, 2007          6,046,500         137
      5,300M  E Spire Communications, Inc., 0% - 13%, 2005          4,412,250         100
      3,000M  Facilicom International, Inc., 10.50%, 2008 +         2,940,000          67
      4,600M  GST USA, Inc., 0% - 13.875%, 2005                     3,749,000          85
      4,000M  Hyperion Telecommunications, Inc., 0% - 13%, 2003     2,980,000          68
      5,000M  Intermedia Communications, Inc., 8.50%, 2008          5,025,000         114
      4,300M  Level 3 Communications, Inc., 9.125%, 2008 +          4,192,500          95
      5,500M  Metronet Communications Corp., 0% - 9.95%, 2008 +     3,430,625          78
      5,000M  Nextel Communications, Inc., 0% - 9.95%, 2008 +       3,156,500          72
      7,000M  Nextlink Communications, LLC, 12.50%, 2006            7,892,500         179
        750M  Nextlink Communications, Inc., 0% - 9.45%, 2008 +       460,313          10
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
  PRINCIPAL                                                                      INVESTED
     AMOUNT                                                                      FOR EACH
         OR                                                                    $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS (continued)
$     1,700M  Nextlink Communications, Inc., 9%, 2008 +          $  1,702,125     $    39
      4,000M  Omnipoint Corp., 11.625%, 2006                        4,260,000          97
      6,000M  Orion Network Systems, Inc., 11.25%, 2007             6,780,000         154
      5,000M  Paging Network, Inc., 10%, 2008                       5,187,500         118
      3,800M  Powertel, Inc., 0% - 12%, 2006                        2,926,000          66
      4,000M  Powertel, Inc., 11.125%, 2007                         4,230,000          96
      4,175M  Qwest Communications International, Inc., 0% -
                9.47%, 2007                                         3,131,250          71
      6,000M  RCN Corp., 0% - 11.125%, 2007                         3,870,000          88
      6,000M  Triton PCS, Inc., 0% - 11%, 2008 +                    3,375,000          76
-----------------------------------------------------------------------------------------
                                                                   80,513,188       1,827
-----------------------------------------------------------------------------------------
              TRANSPORTATION--3.0%
      4,000M  Coach USA, Inc., 9.375%, 2007                         4,160,000          94
      5,700M  Eletson Holdings, Inc., 9.25%, 2003                   5,849,625         133
      3,100M  Moran Transportation Co., 11.75%, 2004                3,433,250          78
-----------------------------------------------------------------------------------------
                                                                   13,442,875         305
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF CORPORATE BONDS (cost
               $361,588,651)                                      376,324,790       8,527
-----------------------------------------------------------------------------------------
              COMMON STOCKS--.1%
              MEDIA (CABLE TV/BROADCASTING)--.1%
     15,753   *Echostar Communications Corp. - Class "A"              379,057           9
-----------------------------------------------------------------------------------------
              TECHNOLOGY--.0%
      3,633   *Loral Space & Communications Corp.                     102,632           2
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF COMMON STOCKS (cost $0)                  481,689          11
-----------------------------------------------------------------------------------------
              PREFERRED STOCKS--5.8%
              MEDIA (CABLE TV/BROADCASTING)--4.7%
      2,631   American Radio Systems Corp., 11.375%, Series "B"       305,196           7
     88,415   CSC Holdings, Inc., 11.125%, PIK, Series "M"         10,189,871         231
      4,350   Echostar Communications Corp., 12.125%, Series
                "B"                                                 4,904,512         111
      4,755   Time Warner, Inc., 10.25%, PIK, Series "K"            5,307,769         120
-----------------------------------------------------------------------------------------
                                                                   20,707,348         469
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--1.1%
    100,000   S.D. Warren Co., Inc., 14%, Series "B"                5,000,000         114
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF PREFERRED STOCKS (cost
               $20,918,652)                                        25,707,348         583
-----------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS FUND FOR INCOME, INC.
June 30, 1998

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
   WARRANTS                                                                      FOR EACH
         OR                                                                    $10,000 OF
      UNITS   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              WARRANTS--.4%
              GAMING/LODGING--.0%
      7,000   *Goldriver Finance Corp., Liquidating Trust        $      7,000     $    --
-----------------------------------------------------------------------------------------
              MEDIA (CABLE TV/BROADCASTING)--.0%
     89,166   *Star Choice Communications, Inc. (expiring
                12/15/05)                                             234,061           5
-----------------------------------------------------------------------------------------
              PAPER/FOREST PRODUCTS--.1%
    100,000   *S.D. Warren Co., Inc. (expiring 12/15/06) +            500,000          11
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.3%
      7,300   *E Spire Communications, Inc. (expiring 11/1/05)
                +                                                   1,131,500          26
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF WARRANTS (cost $0)                     1,872,561          42
-----------------------------------------------------------------------------------------
              UNITS--.6%
              MEDIA (CABLE TV/BROADCASTING)--.5%
      4,150   Diva Systems Corp. (a)+                               1,929,750          44
-----------------------------------------------------------------------------------------
              TELECOMMUNICATIONS--.1%
      1,000   Viatel, Inc. (b)+                                       605,000          14
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF UNITS (cost $2,904,254)                2,534,750          58
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--1.8%
$     7,500M  U.S. Treasury Note, 7.25%, 2004 (cost $8,163,280)  $  8,165,631     $   185
-----------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--5.5%
      6,400M  Ford Motor Credit Corp., 5.61%, 7/2/98                6,399,003         145
     17,750M  Merrill Lynch & Co., Inc., 5.82%, 7/7/98             17,732,783         402
-----------------------------------------------------------------------------------------
              TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost
               $24,131,786)                                        24,131,786         547
-----------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $417,706,623)            99.5%   439,218,555       9,953
OTHER ASSETS, LESS LIABILITIES                              .5      2,093,682          47
-----------------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $441,312,237     $10,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

+ See Note 4
* Non-income producing
(a) Each unit consists of one 0%-12.625% senior discount note due 2008 and three warrants to buy three shares of common stock.
(b) Each unit consists of one 0%-12.5% senior discount note due 2008 and .49 share of Series "A" preferred stock.

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS FUND FOR INCOME, INC.
June 30, 1998

---------------------------------------------------------------------------
ASSETS
Investments in securities, at value
  (identified cost $417,706,623) (Note
  1A)..................................                    $    439,218,555
Cash...................................                             846,687
Receivables:
  Interest.............................                           7,985,086
  Capital shares sold..................                             294,096
Other assets...........................                             168,816
                                                           ----------------
Total Assets...........................                         448,513,240
LIABILITIES
Payables:
  Dividend payable.....................  $      3,099,844
  Investment securities purchased......         2,982,870
  Capital shares redeemed..............           755,697
Accrued advisory fee...................           272,511
Accrued expenses.......................            90,081
                                         ----------------
Total Liabilities......................                           7,201,003
                                                           ----------------
NET ASSETS (Note 6):
  Class A (98,036,452 shares
    outstanding).......................       433,774,451
  Class B (1,707,243 shares
    outstanding).......................         7,537,786  $    441,312,237
                                         ----------------
                                                           ----------------
                                                           ----------------
NET ASSETS CONSIST OF:
Capital paid in........................                    $    967,621,311
Undistributed net investment income....                           4,840,622
Accumulated net realized loss on
  investment transactions..............                        (552,661,628)
Net unrealized appreciation in value of
  investments..........................                          21,511,932
                                                           ----------------
Total..................................                    $    441,312,237
                                                           ----------------
                                                           ----------------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................                    $           4.42
                                                                      -----
                                                                      -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A ($4.42/.9375)*.......                    $           4.71
                                                                      -----
                                                                      -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 6).............                    $           4.42
                                                                      -----
                                                                      -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS FUND FOR INCOME, INC.
Six Months Ended June 30, 1998

---------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $     20,263,784
  Dividends (Note 1E)..................         1,034,062
  Consent fees.........................           703,631
                                         ----------------
Total income...........................                    $     22,001,477
Expenses (Notes 1 and 3):
  Advisory fee.........................         1,649,772
  Distribution plan expenses  - Class
    A..................................           606,690
  Distribution plan expenses  - Class
    B..................................            32,309
  Shareholder servicing costs..........           467,471
  Custodian fees.......................            27,913
  Professional fees....................            27,886
  Reports and notices to
    shareholders.......................            11,642
  Other expenses.......................            10,462
                                         ----------------
Total expenses.........................         2,834,145
Less: Custodian fees paid indirectly...           (11,290)
                                         ----------------
Net expenses...........................                           2,822,855
                                                           ----------------
Net investment income..................                          19,178,622
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain on investments.......         5,383,773
Net unrealized depreciation of
  investments..........................        (6,500,805)
                                         ----------------
Net loss on investments................                          (1,117,032)
                                                           ----------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................                    $     18,061,590
                                                           ----------------
                                                           ----------------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS FUND FOR INCOME, INC.

----------------------------------------------------------------------------
                                         SIX MONTHS ENDED         YEAR ENDED
                                            JUNE 30, 1998  DECEMBER 31, 1997
---------------------------------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income................  $     19,178,622  $      37,617,154
  Net realized gain on investments.....         5,383,773          7,801,754
  Net unrealized appreciation
    (depreciation) of investments......        (6,500,805)         7,327,698
                                         ----------------  -----------------
    Net increase in net assets
      resulting from operations........        18,061,590         52,746,606
                                         ----------------  -----------------
DIVIDENDS TO SHAREHOLDERS
  Net investment income - Class A......       (18,824,181)       (37,571,202)
  Net investment income - Class B......          (259,203)          (367,759)
                                         ----------------  -----------------
    Total dividends....................       (19,083,384)       (37,938,961)
                                         ----------------  -----------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold............        11,673,562         16,851,806
  Reinvestment of dividends............        11,111,884         26,312,729
  Cost of shares redeemed..............       (26,678,422)       (50,837,153)
                                         ----------------  -----------------
                                               (3,892,976)        (7,672,618)
                                         ----------------  -----------------
Class B:
  Proceeds from shares sold............         1,970,553          2,600,932
  Reinvestment of dividends............           125,516            234,762
  Cost of shares redeemed..............          (315,377)          (543,250)
                                         ----------------  -----------------
                                                1,780,692          2,292,444
                                         ----------------  -----------------
  Net decrease from capital share
    transactions.......................        (2,112,284)        (5,380,174)
                                         ----------------  -----------------
    Net increase (decrease) in net
      assets...........................        (3,134,078)         9,427,471
NET ASSETS
  Beginning of period..................       444,446,315        435,018,844
                                         ----------------  -----------------
  End of period (including
    undistributed net investment income
    of $4,840,622 and $4,745,384,
    respectively)......................  $    441,312,237  $     444,446,315
                                         ----------------  -----------------
                                         ----------------  -----------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................         2,608,678          3,881,531
  Issued for dividends reinvested......         2,480,386          6,059,302
  Redeemed.............................        (5,962,004)       (11,715,604)
                                         ----------------  -----------------
  Net decrease in Class A capital
    shares outstanding.................          (872,940)        (1,774,771)
                                         ----------------  -----------------
                                         ----------------  -----------------
Class B:
  Sold.................................           441,126            599,023
  Issued for dividends reinvested......            28,087             54,064
  Redeemed.............................           (70,642)          (124,769)
                                         ----------------  -----------------
  Net increase in Class B capital
    shares outstanding.................           398,571            528,318
                                         ----------------  -----------------
                                         ----------------  -----------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS FUND FOR INCOME, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income and secondarily to seek capital appreciation.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers and other available information in determining values. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. Securities for which market quotations are not readily available, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board of Directors.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Fund to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At June 30, 1998 the Fund had capital loss carryovers of $558,045,401 of which $350,158,165 expires in 1998, $207,520,038 in 1999, $254,689 in 2002 and $112,509 in 2005.

C. Distributions to Shareholders--Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. During the six months ended June 30, 1998, the Fund recognized $818,488 of dividend income from these taxable "pay in kind" distributions. Interest income and estimated expenses are accrued daily. For the six months ended

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS FUND FOR INCOME, INC.

June 30, 1998, the Fund's custodian has provided credits in the amount of $11,290 against custodian charges based on the uninvested cash balances of the Fund.

2. SECURITIES TRANSACTIONS--For the six months ended June 30, 1998, purchases and sales of securities, other than United States Government obligations and short-term corporate notes, aggregated $102,460,797 and $118,725,751, respectively.

At June 30, 1998, the cost of investments for federal income tax purposes was $417,706,623. Accumulated net unrealized appreciation on investments was $21,511,932, consisting of $23,562,770 gross unrealized appreciation and $2,050,838 gross unrealized depreciation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM"), and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's individual retirement accounts. Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 1998, total directors fees accrued by the Fund amounted to $6,000.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the six months ended June 30, 1998, FIC, as underwriter, received $297,818 in commissions after allowing $58,370 to other dealers. Shareholder servicing costs included $265,992 in transfer agent fees paid to ADM, and $82,722 in IRA custodian fees paid to FFS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee in an amount up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund. However, pursuant to settlements entered into with various state regulators, the fee was limited to .15% for Class A and .85% for Class B until February 1, 1998. For the six months ended June 30, 1998, this fee reduction amounted to $55,178 for Class A and $733 for Class B.

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1998, the Fund held twenty-seven 144A securities with an aggregate value of $58,182,188 representing 13.2% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The Fund's investment in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. CAPITAL--The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 shares originally authorized, the Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS FUND FOR INCOME, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

------------------------------------------------------------------------------------------------------
                                                                    Class A
                                         -------------------------------------------------------------
                                         1/1/98                   Year Ended December 31
                                             to     --------------------------------------------------
                                         6/30/98      1997       1996       1995       1994       1993
------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period...  $ 4.43     $ 4.29     $ 4.13     $ 3.81     $ 4.17     $ 3.89
                                         ------     ------     ------     ------     ------     ------
Income from Investment Operations
  Net investment income................     .19        .38        .39        .38        .37        .39
  Net realized and unrealized gain
    (loss) on investments..............    (.01)       .14        .14        .30       (.35)       .29
                                         ------     ------     ------     ------     ------     ------
  Total from Investment Operations.....     .18        .52        .53        .68        .02        .68
                                         ------     ------     ------     ------     ------     ------
Less dividends from
  Net investment income................     .19        .38        .37        .36        .38        .40
                                         ------     ------     ------     ------     ------     ------
Net Asset Value, End of Period.........  $ 4.42     $ 4.43     $ 4.29     $ 4.13     $ 3.81     $ 4.17
                                         ------     ------     ------     ------     ------     ------
                                         ------     ------     ------     ------     ------     ------
TOTAL RETURN (%)+......................    4.14      12.62      13.40      18.54        .58      18.06
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  millions)............................    $434       $439       $432       $425       $401       $431
Ratio to Average Net Assets: (%)
  Expenses.............................    1.26(a)    1.15       1.16       1.18       1.22       1.32
  Net investment income................    8.58(a)    8.63       9.27       9.53       9.34       9.54
Portfolio Turnover Rate (%)............      24         45         30         33         39         76

+ Calculated without sales charge
* For the period 1/12/95 (date class B shares first offered) to 12/31/95
(a) Annualized

                       See notes to financial statements

----------------------------------------------------------------------------------
                                                          Class B
                                         -----------------------------------------
                                         1/1/98         Year Ended December 31
                                             to     ------------------------------
                                         6/30/98      1997       1996        1995*
----------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period...  $ 4.42     $ 4.28     $ 4.13     $   3.81
                                         ------     ------     ------     --------
Income from Investment Operations
  Net investment income................     .18        .34        .38          .31
  Net realized and unrealized gain
    (loss) on investments..............      --        .15        .12          .33
                                         ------     ------     ------     --------
  Total from Investment Operations.....     .18        .49        .50          .64
                                         ------     ------     ------     --------
Less dividends from
  Net investment income................     .18        .35        .35          .32
                                         ------     ------     ------     --------
Net Asset Value, End of Period.........  $ 4.42     $ 4.42     $ 4.28     $   4.13
                                         ------     ------     ------     --------
                                         ------     ------     ------     --------
TOTAL RETURN (%)+......................    4.01      11.95      12.51        17.46
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  millions)............................      $8         $6         $3           $2
Ratio to Average Net Assets: (%)
  Expenses.............................    1.96(a)    1.85       1.86         1.92(a)
  Net investment income................    7.88(a)    7.93       8.57         8.78(a)
Portfolio Turnover Rate (%)............      24         45         30           33

+ Calculated without sales charge
* For the period 1/12/95 (date class B shares first offered) to 12/31/95
(a) Annualized

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of First Investors Fund For Income, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of First Investors Fund For Income, Inc., as of June 30, 1998, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1998 and the year ended December 31, 1997 and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Fund For Income, Inc. at June 30, 1998, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1998

FIRST INVESTORS FUND FOR INCOME, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

NANCY W. JONES
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

SHAREHOLDER INFORMATION
-------------------------------------------
INVESTMENT ADVISER
FIRST INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10005

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST INVESTORS FUND FOR INCOME, INC.
95 WALL STREET
NEW YORK, NY 10005


First Investors Logo

Logo is described as follows: The arabic numeral one separated into seven vertical segments followed by the words "First Investors."

A MEMBER OF THE
FIRST INVESTORS FINANCIAL NETWORK
FIFI-065

The words "BULK RATE U.S. POSTAGE PAID PERMIT NO. 7379" appear in a box to the right of a circle containing the words "MAILED FROM ZIP CODE 11201" which appears to the right of the above language in the printed piece.

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear in the printed piece.

FIRST
INVESTORS
FUND FOR
INCOME, INC.

SEMI-
ANNUAL
REPORT

JUNE 30, 1998